Debt Facilities - Disclosure of Detailed Information About Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Debt facilities, beginning balance	$ 152,708	$ 155,818
Gross proceeds from debt financing	230,000
Portion allocated to equity reserves from debt financing	(42,340)
Interest expense	3,383	3,747
Accretion	7,158	6,846
Proceeds from drawdown of revolving credit facility	30,000	10,000
Repayments of principal	(165,576)	(19,969)
Conversion of senior convertible notes to common shares	(23,230)
Transaction costs	(7,325)
Payments of finance costs	(3,544)	(3,734)
Debt facilities, ending balance	181,234	152,708
Current portion of debt facilities	125	10,975
Non-current portion of debt facilities	181,108	141,733
Balance at December 31	181,234	152,708
Convertible Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Debt facilities, beginning balance	142,825	136,607
Gross proceeds from debt financing	230,000
Portion allocated to equity reserves from debt financing	(42,340)
Interest expense	2,846	2,984
Accretion	6,809	6,168
Proceeds from drawdown of revolving credit facility	0	0
Repayments of principal	(125,576)	0
Conversion of senior convertible notes to common shares	(23,230)
Transaction costs	(7,224)
Payments of finance costs	(2,932)	(2,934)
Debt facilities, ending balance	181,178	142,825
Current portion of debt facilities	69	1,092
Non-current portion of debt facilities	181,108	141,733
Balance at December 31	181,178	142,825
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Debt facilities, beginning balance	9,883	19,211
Gross proceeds from debt financing	0
Portion allocated to equity reserves from debt financing	0
Interest expense	537	763
Accretion	349	678
Proceeds from drawdown of revolving credit facility	30,000	10,000
Repayments of principal	(40,000)	(19,969)
Conversion of senior convertible notes to common shares	0
Transaction costs	(101)
Payments of finance costs	(612)	(800)
Debt facilities, ending balance	56	9,883
Current portion of debt facilities	56	9,883
Non-current portion of debt facilities	0	0
Balance at December 31	$ 56	$ 9,883